Share-Based Payments - Fair Value Assumptions of Stock Options (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Risk-free interest rate	1.82%	1.65%
Expected term	5 years 10 months 24 days	7 years 6 months
Expected stock price volatility	10.87%	12.63%
Dividend yield	0.23%	0.99%